Shareholder Fees - FidelityFreedomBlendFunds-K6ComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-K6ComboPRO | Fidelity Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none